Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued liabilities and other liabilities
12.	Accrued liabilities and other liabilities

	As of December 31,
	2022	2023
Qingtian International School acquisition payable (1)	8,000,000	-
Deposits related to the Group staff apartment sales (2)	3,290,500	3,290,500
Payables to third parties (3)	1,328,691	-
Audit fee payable	567,687	958,550
Deposits	487,460	533,460
Interests payable	387,434	39,126
Leasehold improvement payables	290,000	314,694
Others	423,476	811,512
Total	14,775,248	5,947,842

(1)	On August 31, 2021, the Group consolidated 100% sponsorship interests of Qingtian International School, with a total consideration of RMB23.0 million in cash. In 2023, both parties agreed to extend the payable to December 31, 2024 given the Group suffered loss from operation. As of December 31, 2023, this amount was reclassified as amounts due to related parties (See Note 19).

(2)	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.

(3)	Payables to third parties consisted of:

(i)	loans for daily operational purposes with 1.5% interest rate and due within one year as of December 31, 2022, and

(ii)	miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications as of December 31, 2022.